Responsibilities and Commitments	12 Months Ended
Dec. 31, 2020
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Responsibilities and Commitments
36     Responsibilities and commitments

36.1	Insurance cover
The Company contracts different types of insurance policies to protect assets in the event of any accident that might cause significant losses. Policies are also contracted for risks subject to compulsory insurance, either legally or contractually.
The Company and its subsidiaries have civil liability insurance for their operations in Brazil and abroad, with coverage and conditions that management considers appropriate to the risks involved.

To cover substantial damage to assets and loss of earnings of its operations in Brazil and abroad, the Company has insured an amount of US$ 7.8 billion.

36.2	Financial guarantees (Commercial Aviation)
The table below provides quantitative data on the financial guarantees provided by the Company to third parties in the Commercial Aviation business unit (discontinued operations). The maximum potential payments (off balance sheet exposure) represent the worst-case scenario and do not necessarily reflect the results expected by the Company. Estimated proceeds from performance guarantees and underlying assets represent the anticipated values of assets the Company could liquidate or receive from other parties to offset its payments under guarantees.

	12.31.2020	12.31.2019
Maximum financial guarantees	29.2	35.9
Maximum residual value guarantees	154.1	204.3
Mutually exclusive exposure (i)	(2.3)	(12.5)
Provisions and liabilities recorded	(90.6)	(140.3)

Off-balance sheet exposure	90.4	87.4

Estimated proceeds from financial guarantees and underlying assets	67.1	86.9

(i)
When an underlying asset is covered by mutually exclusive financial and residual value guarantees, the residual value guarantee may only be exercised if the financial guarantee has expired without having been exercised. On the other hand, if the financial guarantee is exercised, the residual value guarantee is automatically terminated.

As a result of the COVID-19 pandemic downturn scenario in the Commercial Aviation market, the Company received claims of financial guarantees issued by creditors of certain customers covered by current financial guarantees causing additional losses of US$ 5.9 recognized in the statements of income (Notes 24 and 33) due to the default events of those customers.
This exposure is reduced by the fact that, to benefit from the guarantee, the counterparty must ensure that the aircraft complies with rigid conditions for its return.

36.3	Backstop commitments (Commercial Aviation)
In certain firm sales contracts of commercial jets included in backlog (performance obligations to be satisfied – Note 31.c), the Company has entered into backstop commitments to provide financing in case the customer fails to obtain sufficient credit lines upon the aircraft deliveries.
Past experience demonstrates the Company
was
requested and provided financing on limited cases to its customers during the deliveries of E-Jets family, which demonstrates existence of alternative funding sources in the market to transfer the backstop commitments and remote probability of exercise. In addition, the Company retains property the assembled aircraft until the customer fulfils the payments on delivery, then not being exposed to risks of loss.
With the purpose of mitigating the credit risk exposure, the exercise of backstop commitments relies on current financial conditions of the customer upon exercise notice and conditions precedent to be accomplished. If the Company effectively provides the financing on delivery, the related aircraft is kept as collateral in the financing structure.